                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q


                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act File Number 811-4786
                                                      --------

                             Ariel Investment Trust
                             ----------------------
               (Exact name of registrant as specified in charter)

                             200 East Randolph Drive
                                   Suite 2900
                             Chicago, Illinois 60601
                     (Address of principal executive office)

                        Sheldon R. Stein or Erik D. Ojala
                             200 East Randolph Drive
                                   Suite 2900
                             Chicago, Illinois 60601
                     (Name and address of agent for service)

                                 with a copy to:

                                   Arthur Don
                                Seyfarth Shaw LLP
                              55 East Monroe Street
                                   Suite 4200
                             Chicago, Illinois 60603

       Registrant's telephone number, including area code: (312) 726-0140
                                                           --------------

                      Date of fiscal year end: September 30
                                               ------------
                   Date of reporting period: December 31, 2004
                                             -----------------

ITEM 1. SCHEDULE OF INVESTMENTS.

ARIEL FUND SCHEDULE OF INVESTMENTS

NUMBER OF SHARES   COMMON STOCKS--82.46%                                                 COST       MARKET VALUE
----------------------------------------------------------------------------------------------------------------

                   CONSUMER DISCRETIONARY & SERVICES--29.21%
       3,397,075   American Greetings Corp., Class A                         $     45,874,994   $     86,115,851
       3,539,200   ARAMARK Corp., Class B                                          93,341,556         93,824,192
       2,208,808   Bob Evans Farms, Inc. ++                                        49,927,406         57,738,241
       8,454,600   Caesars Entertainment, Inc. *                                   64,611,004        170,275,644
       2,126,500   DeVry Inc. *                                                    38,866,308         36,916,040
       1,008,224   Fisher Scientific International Inc. *                          50,201,847         62,893,013
       3,053,200   Harte-Hanks, Inc.                                               71,147,624         79,322,136
       4,965,800   Hasbro, Inc.                                                    76,806,550         96,237,204
       1,773,100   Journal Register Co. *                                          34,912,277         34,274,023
       2,530,400   Lee Enterprises, Inc.                                           88,206,203        116,600,832
         801,200   Matthews International Corp., Class A                           17,354,553         29,484,160
       1,562,000   Neiman Marcus Group, Inc., Class A                              47,505,009        111,745,480
       2,392,100   Radio One, Inc., Class D *                                      33,755,080         38,560,652
       7,058,700   ServiceMaster Co.                                               82,210,615         97,339,473
       3,220,350   Valassis Communications, Inc. *++                               95,738,771        112,744,454
                                                                             -----------------------------------
                                                                                  890,459,797      1,224,071,395
                                                                             -----------------------------------
                   CONSUMER STAPLES--4.42%
       2,001,153   J.M. Smucker Co.                                                79,592,790         94,194,272
       1,456,000   Longs Drug Stores Corp.                                         29,472,363         40,141,920
       1,320,300   McCormick & Co., Inc.                                           23,972,434         50,963,580
                                                                             -----------------------------------
                                                                                  133,037,587        185,299,772
                                                                             -----------------------------------
                   FINANCIAL SERVICES--22.41%
       1,982,100   A. G. Edwards, Inc.                                             69,247,985         85,646,541
       1,535,800   Certegy Inc.                                                    50,651,955         54,566,974
       1,805,950   Chittenden Corp.                                                49,926,862         51,884,943
       1,519,450   Greater Bay Bancorp                                             44,185,338         42,362,266
       2,394,550   HCC Insurance Holdings, Inc.                                    60,467,521         79,307,496
       3,386,175   Horace Mann Educators Corp. ++                                  63,883,717         64,608,219
       7,351,300   Janus Capital Group Inc.                                       100,795,512        123,575,353
       2,655,200   Jones Lang LaSalle Inc. * ++                                    50,972,460         99,331,032
         413,625   Markel Corp. *                                                  93,388,598        150,559,500
         714,500   S&T Bancorp, Inc.                                               24,537,353         26,929,505
         382,600   Sky Financial Group, Inc.                                       10,901,267         10,969,142
       3,138,600   Sotheby's Holdings, Inc., Class A *                             38,487,968         56,996,976
       3,869,200   Waddell & Reed Financial, Inc.                                  79,622,976         92,435,188
                                                                             -----------------------------------
                                                                                  737,069,512        939,173,135
                                                                             -----------------------------------
                   HEALTH CARE--8.01%
       3,522,100   IMS Health Inc.                                                 81,430,527         81,747,941
       2,396,475   Invacare Corp. ++                                               86,852,753        110,860,934
       2,754,800   Omnicare, Inc.                                                  80,218,114         95,371,176
       1,352,150   Sybron Dental Specialties, Inc. *                               27,042,164         47,839,067
                                                                             -----------------------------------
                                                                                  275,543,558        335,819,118
                                                                             -----------------------------------
                   MATERIALS & PROCESSING--5.14%
       1,461,655   Brady Corp., Class A                                            46,030,172         91,455,753
       2,068,650   Energizer Holdings, Inc. *                                      62,249,223        102,791,219
       2,100,300   Interface, Inc., Class A *                                      13,672,179         20,939,991
                                                                             -----------------------------------
                                                                                  121,951,574        215,186,963
                                                                             -----------------------------------

                                                   DECEMBER 31, 2004 (UNAUDITED)

NUMBER OF SHARES    COMMON STOCKS--82.46% (CONT'D)                                       COST       MARKET VALUE
----------------------------------------------------------------------------------------------------------------

                   PRODUCER DURABLES--11.11%
       5,756,900   Andrew Corp. *                                            $     52,799,627   $     78,466,547
       1,146,409   Graco Inc.                                                      11,965,495         42,818,376
       3,438,800   Herman Miller, Inc.                                             73,248,407         95,014,044
       3,458,450   IDEX Corp. ++                                                   77,674,783        140,067,225
         892,150   Littelfuse, Inc. *                                              24,770,395         30,475,844
       5,704,775   Steelcase Inc., Class A                                         73,949,353         78,954,086
                                                                             -----------------------------------
                                                                                  314,408,060        465,796,122
                                                                             -----------------------------------
                   TECHNOLOGY--2.16%
       2,510,450   Anixter International Inc. ++                                   61,992,329         90,351,095
                                                                             -----------------------------------
                   Total Common Stocks                                          2,534,462,417      3,455,697,600
                                                                             -----------------------------------

PRINCIPAL AMOUNT   REPURCHASE AGREEMENTS--17.57%                                         COST       MARKET VALUE
----------------------------------------------------------------------------------------------------------------
$    736,333,017   State Street Bank and Trust Co., 1.45%, dated
                   12/31/2004, due 1/3/2005, repurchase price
                   $736,421,990, (collateralized by U.S. Treasury Bonds,
                   5.25%-7.25%, due 5/15/2016-11/15/2028 and U.S. Treasury
                   Notes, 2.375%-5.00%, due 8/31/2006-8/15/2011)             $    736,333,017   $    736,333,017
                                                                             -----------------------------------
                   Total Repurchase Agreements                                    736,333,017        736,333,017
                                                                             -----------------------------------
                   Total Investments-100.03%                                 $  3,270,795,434      4,192,030,617
                                                                             ================
                   Liabilities less Other Assets-(0.03)%                                              (1,205,649)
                                                                                                ----------------
                   NET ASSETS-100.00%                                                           $  4,190,824,968
                                                                                                ================

*    Non-income producing.
++   Affiliated company (See Note Three).

ARIEL APPRECIATION FUND SCHEDULE OF INVESTMENTS

NUMBER OF SHARES   COMMON STOCKS--95.62%                                                 COST       MARKET VALUE
----------------------------------------------------------------------------------------------------------------

                   CONSUMER DISCRETIONARY & SERVICES--36.37%
       4,072,200   Accenture Ltd., Class A *                                 $     62,869,261   $    109,949,400
       2,286,950   ARAMARK Corp., Class B                                          55,046,589         60,627,044
       1,060,100   Black & Decker Corp.                                            43,353,679         93,638,633
       1,147,650   Carnival Corp.                                                  25,870,933         66,139,069
       3,661,295   Cendant Corp.                                                   47,966,037         85,601,077
       1,730,477   Fisher Scientific International Inc. *                          65,723,000        107,947,155
       2,300,675   Harte-Hanks, Inc.                                               37,178,018         59,771,537
       5,844,400   Interpublic Group of Cos., Inc. *                              103,485,425         78,314,960
       2,315,200   Mattel, Inc.                                                    40,736,766         45,123,248
         923,100   McClatchy Co., Class A                                          46,822,919         66,287,811
         774,000   Mohawk Industries, Inc. *                                       56,363,337         70,627,500
         983,300   Omnicom Group Inc.                                              65,273,794         82,911,856
       2,962,895   ServiceMaster Co.                                               37,375,705         40,858,322
       2,689,800   Tribune Co.                                                    119,157,807        113,348,172
       2,244,800   Yum! Brands, Inc.                                               57,467,482        105,909,664
                                                                             -----------------------------------
                                                                                  864,690,752      1,187,055,448
                                                                             -----------------------------------
                   CONSUMER STAPLES--2.47%

       1,369,472   Clorox Co.                                                      56,690,575         80,702,985
                                                                             -----------------------------------
                   FINANCIAL SERVICES--37.33%
       2,755,700   Banknorth Group, Inc.                                           87,103,593        100,858,620
       1,022,500   Certegy Inc.                                                    29,636,258         36,329,425
         838,122   Dun & Bradstreet Corp. *                                        21,948,735         49,993,977
       2,652,300   Equifax Inc.                                                    61,677,511         74,529,630
       1,472,400   Franklin Resources, Inc.                                        61,488,682        102,552,660
       4,756,900   Janus Capital Group Inc.                                        61,434,599         79,963,489
       2,304,292   MBIA Inc.                                                      107,669,392        145,815,598
       3,917,437   MBNA Corp.                                                      84,066,914        110,432,549
       3,222,100   Northern Trust Corp.                                           120,870,672        156,529,618
       2,059,300   St. Paul Travelers Cos., Inc.                                   70,429,591         76,338,251
       4,799,515   SunGard Data Systems Inc. *                                    126,239,722        135,970,260
       1,202,450   T. Rowe Price Group, Inc.                                       46,003,539         74,792,390
         954,400   XL Capital Ltd., Class A                                        74,020,557         74,109,160
                                                                             -----------------------------------
                                                                                  952,589,765      1,218,215,627
                                                                             -----------------------------------
                   HEALTH CARE--13.60%
       4,537,850   Baxter International Inc.                                      116,925,494        156,737,339
       5,968,960   IMS Health Inc.                                                106,521,623        138,539,562
       2,045,100   Omnicare, Inc.                                                  61,877,481         70,801,362
       3,706,800   Schering-Plough Corp.                                           61,979,062         77,397,984
                                                                             -----------------------------------
                                                                                  347,303,660        443,476,247
                                                                             -----------------------------------

                                                   DECEMBER 31, 2004 (UNAUDITED)

NUMBER OF SHARES   COMMON STOCKS--95.62% (CONT'D)                                        COST       MARKET VALUE
----------------------------------------------------------------------------------------------------------------

                   PRODUCER DURABLES--3.77%
       2,660,800   Pitney Bowes Inc.                                         $    100,274,032   $    123,141,824
                                                                             -----------------------------------
                   UTILITIES--2.08%
       1,915,825   CenturyTel, Inc.                                                54,945,954         67,954,313
                                                                             -----------------------------------
                   Total Common Stocks                                          2,376,494,738      3,120,546,444
                                                                             -----------------------------------

PRINCIPAL AMOUNT   REPURCHASE AGREEMENTS--4.34%                                          COST       MARKET VALUE
----------------------------------------------------------------------------------------------------------------

$    141,583,766   State Street Bank and Trust Co., 1.45%, dated 12/31/2004,
                   due 1/3/2005 repurchase price $141,600,874,
                   (collateralized by U.S. Treasury Bonds, 6.25%, due
                   8/15/2023 and U.S. Treasury Note, 3.625%, due 5/15/2013)  $    141,583,766   $    141,583,766
                                                                             -----------------------------------
                   Total Repurchase Agreements                                    141,583,766        141,583,766
                                                                             -----------------------------------
                   Total Investments-99.96%                                  $  2,518,078,504      3,262,130,210
                                                                             ================
                   Other Assets less Liabilities-0.04%                                                 1,267,882
                                                                                                ----------------
                   NET ASSETS-100.00%                                                           $  3,263,398,092
                                                                                                ================

*    Non-income producing.

ARIEL PREMIER GROWTH FUND SCHEDULE OF INVESTMENTS

NUMBER OF SHARES   COMMON STOCKS--95.28%                                                 COST       MARKET VALUE
----------------------------------------------------------------------------------------------------------------

                   CONSUMER DISCRETIONARY & SERVICES--20.09%
           8,600   Avon Products, Inc.                                       $        330,433   $        332,820
          14,890   Bed Bath & Beyond Inc. *                                           539,627            593,069
           3,100   IAC/InterActiveCorp *                                              104,824             85,622
           3,900   Kohl's Corp. *                                                     187,162            191,763
          58,426   Liberty Media Corp. *                                              505,776            641,517
           2,841   Liberty Media International, Inc., Class A *                        96,117            131,339
          10,900   Lowe's Cos., Inc.                                                  459,534            627,731
           3,400   Staples, Inc.                                                       79,864            114,614
           6,400   Wal-Mart Stores, Inc.                                              328,970            338,048
           4,000   Yahoo! Inc. *                                                       93,165            150,720
                                                                             -----------------------------------
                                                                                    2,725,472          3,207,243
                                                                             -----------------------------------
                   CONSUMER STAPLES--1.50%
           4,600   PepsiCo, Inc.                                                      221,960            240,120
                                                                             -----------------------------------
                   FINANCIAL SERVICES--5.68%
           5,800   American Express Co.                                               303,837            326,946
           6,800   American International Group, Inc.                                 488,693            446,556
           3,600   Countrywide Financial Corp.                                        120,740            133,236
                                                                             -----------------------------------
                                                                                      913,270            906,738
                                                                             -----------------------------------
                   HEALTH CARE--20.50%
           4,400   Alcon, Inc.                                                        239,008            354,640
           1,800   Allergan, Inc.                                                     154,680            145,926
           2,100   Biogen Idec, Inc. *                                                121,082            139,881
           4,100   Eli Lilly and Co.                                                  256,586            232,675
           5,800   Gilead Sciences, Inc. *                                            162,481            202,942
           7,200   Guidant Corp.                                                      457,026            519,120
          10,600   Johnson & Johnson                                                  569,782            672,252
           2,800   Medtronic, Inc.                                                    138,303            139,076
          13,900   Pfizer Inc.                                                        396,223            373,771
          16,500   Teva Pharmaceutical Industries Ltd., ADR                           431,696            492,690
                                                                             -----------------------------------
                                                                                    2,926,867          3,272,973
                                                                             -----------------------------------
                   OTHER--3.60%
           4,400   3M Co.                                                             283,625            361,108
           6,000   Tyco International Ltd.                                            186,443            214,440
                                                                             -----------------------------------
                                                                                      470,068            575,548
                                                                             -----------------------------------
                   OTHER ENERGY--5.72%
           8,900   BJ Services Co.                                                    321,688            414,206
           3,900   Nabors Industries Ltd. *                                           177,279            200,031
           6,000   Noble Corp. *                                                      233,845            298,440
                                                                             -----------------------------------
                                                                                      732,812            912,677
                                                                             -----------------------------------
                   PRODUCER DURABLES--9.54%
           7,600   Danaher Corp.                                                      228,884            436,316
           6,700   Illinois Tool Works Inc.                                           510,728            620,956
           4,500   United Technologies Corp.                                          345,698            465,075
                                                                             -----------------------------------
                                                                                    1,085,310          1,522,347
                                                                             -----------------------------------

                                                   DECEMBER 31, 2004 (UNAUDITED)

NUMBER OF SHARES   COMMON STOCKS--95.28% (CONT'D)                                        COST       MARKET VALUE
----------------------------------------------------------------------------------------------------------------

                   TECHNOLOGY--26.43%
           8,500   Analog Devices, Inc.                                      $        352,726   $        313,820
          34,100   Cisco Systems, Inc. *                                              563,824            658,130
           9,800   Computer Associates International, Inc.                            267,156            304,388
          19,200   Intel Corp.                                                        368,913            449,088
          20,100   Jabil Circuit, Inc. *                                              425,115            514,158
           7,400   Linear Technology Corp.                                            273,208            286,824
           6,400   Maxim Integrated Products, Inc.                                    273,108            271,296
           2,300   Mercury Interactive Corp. *                                         88,355            104,765
          32,000   Microsoft Corp.                                                    845,499            854,720
          22,300   Oracle Corp. *                                                     266,003            305,956
           1,600   Symantec Corp. *                                                    34,250             41,216
          13,565   Taiwan Semiconductor Mfg. Co. Ltd., ADR                            125,060            115,167
                                                                             -----------------------------------
                                                                                    3,883,217          4,219,528
                                                                             -----------------------------------
                   UTILITIES--2.22%
          10,800   Comcast Corp., Class A *                                           265,723            354,672
                                                                             -----------------------------------
                   Total Common Stocks                                             13,224,699         15,211,846
                                                                             -----------------------------------

PRINCIPAL AMOUNT   REPURCHASE AGREEMENT--5.16%                                           COST       MARKET VALUE
----------------------------------------------------------------------------------------------------------------

$        823,655   State Street Bank and Trust Co., 1.45%, dated
                   12/31/2004, due 1/3/2005, repurchase price $823,754
                   (collateralized by U.S. Treasury Bond, 9.00%,
                   11/15/2018)                                               $        823,655   $        823,655
                                                                             -----------------------------------
                   Total Repurchase Agreement                                         823,655            823,655
                                                                             -----------------------------------
                   Total Investments-100.44%                                 $     14,048,354         16,035,501
                                                                             ================
                   Liabilities less Other Assets-(0.44)%                                                 (70,484)
                                                                                                ----------------
                   NET ASSETS-100.00%                                                           $     15,965,017
                                                                                                ================

*    Non-income producing.
     ADR after the name of a holding stands for American Depositary Receipt representing foreign securities on deposit with a domestic custodian bank.

ARIEL PREMIER BOND FUND SCHEDULE OF INVESTMENTS

       PAR VALUE   ASSET-BACKED SECURITIES--7.58%                                        COST       MARKET VALUE
----------------------------------------------------------------------------------------------------------------

$         91,344   ABSC NIMs Trust, 2003-HE7 A, 7.00%, 12/15/2033 +          $         90,141   $         92,029
          86,800   ABSC NIMs Trust, 2004-HE1 A, 7.00%, 1/17/2034 +                     85,858             86,640
          57,462   Argent NIM Trust, 2004-WN4 A, 4.459%, 3/25/2034 +                   57,462             57,156
          55,631   Argent NIM Trust, 2004-WN2 A, 4.55%, 4/25/2034 +                    55,628             55,739
          90,000   Argent NIM Trust, 2004-WN2 B, 6.75%, 4/25/2034 +                    88,228             89,950
       1,205,000   Bank One Auto Securitization, 2003-1 A4, 2.43%,
                    3/22/2010                                                       1,212,166          1,177,505
       1,250,000   Bank One Issuance Trust, 2003-C3 C3, 4.77%, 2/16/2016            1,249,794          1,222,234
         830,000   Capital One Multi-Asset Execution Trust, 2004-C1 C1,
                    3.40%, 11/16/2009                                                 827,477            823,780
       1,055,000   Carmax Auto Owner Trust, 2003-2 A3, 2.36%, 10/15/2007            1,056,100          1,047,747
         239,054   Carmax Auto Owner Trust, 2004-1 D, 3.52%, 11/15/2010               239,042            238,159
          77,905   Cayman ABSC NIMs, 2004-HE5 A1, 5.00%, 8/27/2034 +                   77,599             77,642
         110,000   Chase Funding Mortgage Loan Asset-Backed Certificates,
                    2001-4 1B, 7.383%, 11/25/2031                                     114,285            113,423
          67,859   Chase Funding Net Interest Margin, 2003-6A, 5.00%,
                    1/27/2035 +                                                        67,772             67,774
           6,295   Chase Funding Net Interest Margin, 2003-5A, 5.75%,
                    11/27/2034 +                                                        6,288              6,291
       1,030,000   Chase Manhattan Auto Owner Trust, 2003-C A4, 2.94%,
                    6/15/2010                                                       1,030,000          1,018,473
         446,580   Chevy Chase Auto Receivables Trust, 2001-2 A4, 4.44%,
                    4/16/2007                                                         446,553            448,612
       1,565,000   Citibank Credit Card Issuance Trust, 2003-C4 C4, 5.00%,
                    6/10/2015                                                       1,563,575          1,550,664
         930,000   Citibank Credit Card Issuance Trust, 2002-C2 C2, 6.95%,
                    2/18/2014                                                         928,128          1,038,643
          37,137   Countrywide Asset-Backed Certificates, 2003-5NF NF,
                    6.75%, 2/25/2034 +                                                 37,098             37,375
         393,424   Equifirst Mortgage Loan Trust, 2003-2 3A3, 2.47%,
                    9/25/2033                                                         393,424            391,857
         632,916   First Franklin NIM Trust, 2004-FF5 N1, 3.475%,
                    8/25/2034 +                                                       633,311            632,917
         360,436   First Franklin NIM Trust, 2004-FFH1 N1, 3.967%,
                    4/25/2034 +                                                       360,436            360,436
         122,824   First Franklin NIM Trust, 2003-FFH2 N1, 4.212%,
                    3/25/2034 +                                                       122,824            122,824
         245,257   First Franklin NIM Trust, 2003-FF5 N1, 4.212%,
                    4/25/2034 +                                                       245,257            245,257
          78,046   First Franklin NIM Trust, 2004-FF1 N1, 4.50%,
                    11/25/2034 +                                                       77,839             77,919
          90,000   First Franklin NIM Trust, 2003-FFH2 N2, 7.385%,
                    3/25/2034 +                                                        90,000             90,000
         101,601   Fremont NIM Trust, 2004-B, 4.703%, 5/25/2034 +                     101,601            101,179
         230,000   Green Tree Financial Corp., 1995-5 M1, 7.65%,
                    9/15/2026                                                         258,142            249,370
          88,502   GSAMP Trust, 2004-FM1N, 5.25%, 11/25/2033 +                         88,387             88,297
       1,720,000   Honda Auto Receivables Owner Trust, 2003-5 A4, 2.96%,
                    4/20/2009                                                       1,720,000          1,702,157
          86,908   Merrill Lynch Mortgage Investors, Inc., 2004-WM1N N1,
                    4.50%, 10/25/2034 +                                                86,528             86,508
         118,452   Merrill Lynch Mortgage Investors, Inc., 2004-OP1N N1,
                    4.75%, 6/25/2035 +                                                118,116            118,115
          57,967   Merrill Lynch Mortgage Investors, Inc., 2003-OP1N N1,
                    7.25%, 9/25/2034 +                                                 57,824             58,113
          54,937   National City Auto Receivables Trust, 2002-A A4, 4.83%,
                    8/15/2009                                                          54,932             55,695
         158,509   Novastar NIM Trust, 2004-N3, 3.967%, 3/25/2035 +                   158,510            158,510
         182,411   Novastar NIM Trust, 2004-N1, 4.458%, 2/26/2034 +                   182,626            182,686
         228,766   Novastar NIM Trust, 2004-N2, 4.458%, 6/26/2034 +                   229,043            227,473
         135,000   Park Place Securities NIM Trust, 2004-WWF1 A, 3.84%,
                    1/25/2035 +                                                       134,996            135,000
       1,250,000   Permanent Financing PLC, 1 2A, 4.20%, 6/10/2007                  1,249,946          1,256,874
       1,000,000   Reliant Energy Transition Bond, 2001-1 A2, 4.76%,
                    9/15/2009                                                       1,036,586          1,022,058
         255,000   Renaissance NIM Trust, 2004-D, 4.459%, 2/25/2035 +                 255,000            255,000
         132,443   Renaissance NIM Trust, 2004-B, 5.193%, 8/26/2034 +                 132,443            132,443
          54,184   Renaissance NIM Trust, 2003-D, 6.657%, 3/26/2034 +                  54,184             54,184
          39,737   Saxon Net Interest Margin Trust, 2003-A A, 6.656%,
                    8/26/2033 +                                                        39,737             39,737
         128,201   Sharp SP I LLC Net Interest Margin Trust, 2003-OP1N NA,
                    4.45%, 12/25/2033 +                                               128,194            128,048
          45,611   Sharp SP I LLC Net Interest Margin Trust, 2004-FM1N N,
                    6.16%, 9/25/2033 +                                                 45,608             45,555
         106,072   Wells Fargo Home Equity, 4.45%, 10/26/2034 +                       106,066            106,066

       PAR VALUE   ASSET-BACKED SECURITIES--7.58% (CONT'D)                               COST       MARKET VALUE
----------------------------------------------------------------------------------------------------------------

$        322,488   WFS Financial Owner Trust, 2004-1 D, 3.17%, 8/22/2011     $        322,486   $        319,646
         280,321   Whole Auto Loan Trust, 2002-1 A3, 2.60%, 8/15/2006                 280,319            280,177
                                                                             -----------------------------------
                   Total Asset-Backed Securities                                   17,997,559         17,973,937
                                                                             -----------------------------------

       PAR VALUE   COMMERCIAL MORTGAGE-BACKED SECURITIES--2.18%                          COST       MARKET VALUE
----------------------------------------------------------------------------------------------------------------

         405,000   ARCAP Resecuritization, 2004-1A D, 5.64%, 4/21/2039 +              404,950            409,873
         609,378   Chase Commercial Mortgage Securities Corp., 2000-3 A1,
                    7.093%, 10/15/2032                                                636,622            650,216
       1,330,000   Chase Commercial Mortgage Securities Corp., 2000-3 A2,
                    7.319%, 10/15/2032                                              1,333,004          1,519,633
       2,230,834   JP Morgan Chase & Co., 2001-CIBC1 A2, 6.001%, 3/15/2033          2,358,689          2,334,361
         260,000   Newcastle CDO I Ltd., 2004-4A 3FX, 5.109849%, 3/24/2039 +          259,845            253,231
                                                                             -----------------------------------
                   Total Commercial Mortgage-Backed Securities                      4,993,110          5,167,314
                                                                             -----------------------------------

       PAR VALUE   CORPORATE DEBT--22.19%                                                COST       MARKET VALUE
----------------------------------------------------------------------------------------------------------------

         515,000   ANZ Capital Trust I, 5.36%, 12/29/2049 +                           514,981            522,399
         275,000   AXA, 8.60%, 12/15/2030                                             339,737            361,166
         345,000   Cadbury Schweppes US Finance LLC, 3.875%, 10/1/2008 +              344,225            343,791
         530,000   Canadian Natural Resources Ltd., 5.85%, 2/1/2035                   528,788            529,674
       3,356,000   Citigroup, Inc., 5.00%, 9/15/2014 +                              3,369,356          3,372,189
         840,000   Comcast Cable Communications, 8.375%, 5/1/2007                     922,855            928,998
         765,000   Comcast Cable Communications Holdings, Inc., 8.375%,
                    3/15/2013                                                         911,487            943,318
         395,000   Comcast Cable Communications Holdings, Inc., 9.455%,
                    11/15/2022                                                        525,564            546,306
         272,606   Continental Airlines, Inc., 1997-4 A, 6.90%, 1/2/2018              273,260            273,271
       1,980,000   Cox Communications, Inc., 4.625%, 1/15/2010 +                    1,977,958          1,975,434
         460,000   DaimlerChrysler N.A., 4.05%, 6/4/2008                              447,102            459,051
       1,980,000   Deutsche Telekom International Finance BV, 8.75%,
                    6/15/2030                                                       2,461,870          2,614,507
       1,590,000   Domtar, Inc., 7.875%, 10/15/2011                                 1,826,479          1,834,960
         630,000   Duke Energy Field Services LLC, 7.875%, 8/16/2010                  718,201            734,777
         625,000   Enterprise Products Partners LP, 5.60%, 10/15/2014 +               633,894            630,544
         805,000   Enterprise Products Partners LP, Series B, 6.875%,
                    3/1/2033                                                          842,076            855,608
         870,000   EOP Operating LP, 4.65%, 10/1/2010                                 875,512            873,976
         850,000   Ford Motor Credit Co., 7.875%, 6/15/2010                           911,749            936,496
         285,000   France Telecom, 7.95%, 3/1/2006                                    301,039            299,240
         500,000   France Telecom, 8.50%, 3/1/2011                                    597,782            596,452
         500,000   General Electric Capital Corp., Series A, 6.00%,
                    6/15/2012                                                         507,987            545,019
         635,000   General Electric Co., 5.00%, 2/1/2013                              662,977            651,488
         865,000   General Motors Acceptance Corp., 6.125%, 9/15/2006                 896,384            886,783
         540,000   General Motors Acceptance Corp., 6.75%, 12/1/2014                  536,589            540,738
         990,000   Goldman Sachs Group, Inc., 5.25%, 10/15/2013                       953,189          1,012,869
         640,000   Household Finance Corp., 4.125%, 11/16/2009                        638,582            636,559
         485,000   Household Finance Corp., 4.75%, 5/15/2009                          484,628            497,331
         325,000   Household Finance Corp., 5.75%, 1/30/2007                          327,462            339,254
         525,000   Household Finance Corp., 7.00%, 5/15/2012                          548,672            599,538
       1,270,000   International Lease Finance Corp., 4.75%, 7/1/2009               1,299,711          1,297,018
       1,220,000   JP Morgan Chase & Co., 4.50%, 1/15/2012                          1,217,101          1,215,236
       1,690,000   JP Morgan Chase & Co., 5.125%, 9/15/2014                         1,695,395          1,701,086
         865,000   Kerr-McGee Corp., 6.875%, 9/15/2011                                944,376            974,055

                                                   DECEMBER 31, 2004 (UNAUDITED)

       PAR VALUE   CORPORATE DEBT--22.19% (CONT'D)                                       COST       MARKET VALUE
----------------------------------------------------------------------------------------------------------------

$        525,000   Kraft Foods, Inc., 4.00%, 10/1/2008                       $        523,280   $        525,417
         395,000   Lubrizol Corp., 5.50%, 10/1/2014                                   392,441            397,328
         965,000   Merrill Lynch & Co., Inc., Series C, 5.00%, 1/15/2015              958,521            961,218
         175,000   Morgan Stanley, 4.75%, 4/1/2014                                    159,636            170,521
       2,730,000   News America, Inc., 6.20%, 12/15/2034 +                          2,708,150          2,766,901
         550,000   Progress Energy, Inc., 5.85%, 10/30/2008                           582,942            578,568
         425,000   Prudential Financial, Inc., Series B, 5.10%, 9/20/2014             423,167            427,037
         105,000   Raytheon Co., 6.75%, 8/15/2007                                     114,733            113,117
         515,000   SBC Communications, Inc., 5.875%, 2/1/2012                         548,190            554,658
         655,000   SBC Communications, Inc., 6.45%, 6/15/2034                         658,489            701,745
         600,000   Simon Property Group LP, 4.875%, 3/18/2010                         598,554            611,275
         465,000   Simon Property Group LP, 4.875%, 8/15/2010 +                       462,968            473,965
         465,000   SLM Corp., 5.125%, 8/27/2012                                       458,304            478,099
         510,000   Sprint Capital Corp., 6.125%, 11/15/2008                           544,755            546,936
         525,000   Sprint Capital Corp., 8.75%, 3/15/2032                             599,984            699,462
         295,000   Telecom Italia Capital, 4.95%, 9/30/2014 +                         292,525            289,023
       1,410,000   Telecom Italia Capital, 6.00%, 9/30/2034 +                       1,371,714          1,378,494
         710,000   Telefonos de Mexico SA, 4.50%, 11/19/2008                          708,673            714,731
         370,000   Time Warner Entertainment Co. LP, 8.375%, 7/15/2033                464,054            478,011
         210,000   Time Warner, Inc., 7.625%, 4/15/2031                               228,296            254,050
       1,135,000   United Mexican States, 8.375%, 1/14/2011                         1,243,046          1,333,058
         480,000   Univision Communications, Inc., 3.50%, 10/15/2007                  479,242            474,336
         930,000   Verizon New York, Inc., Series B, 7.375%, 4/1/2032               1,051,375          1,066,763
         405,000   Viacom, Inc., 6.40%, 1/30/2006                                     423,770            418,488
         620,000   Viacom, Inc., 6.625%, 5/15/2011                                    694,475            696,171
         470,000   Viacom, Inc., 7.70%, 7/30/2010                                     534,531            550,050
         705,000   Vornado Realty Trust, 4.75%, 12/1/2010                             704,202            707,581
         755,000   Wachovia Corp., 4.95%, 11/1/2006                                   789,758            776,023
         615,000   Wachovia Corp., 5.25%, 8/1/2014                                    610,068            630,316
         525,000   Washington Mutual Bank FA, 5.65%, 8/15/2014                        543,704            543,054
         925,000   Wellpoint, Inc., 4.25%, 12/15/2009 +                               923,116            924,559
         317,000   Weyerhaeuser Co., 6.125%, 3/15/2007                                327,289            333,782
         435,000   Zurich Capital Trust I, 8.376%, 6/1/2037 +                         463,113            488,402
                                                                             -----------------------------------
                   Total Corporate Debt                                            51,624,033         52,592,270
                                                                             -----------------------------------

       PAR VALUE   MORTGAGE-BACKED SECURITIES--26.39%                                    COST       MARKET VALUE
----------------------------------------------------------------------------------------------------------------

      10,190,000   Fannie Mae, 5.00%, 1/1/2035 ^                                   10,083,955         10,107,206
      50,445,000   Fannie Mae, 5.50%, 1/1/2035 ^                                   51,154,383         51,201,675
         369,942   Fannie Mae, 6.00%, 11/1/2015                                       382,672            388,348
         429,016   Fannie Mae, 8.00%, 10/1/2031                                       467,335            466,763
         117,488   Freddie Mac, 1364 K, 5.00%, 9/15/2007                              118,412            118,233
         258,463   Freddie Mac, Gold, 6.50%, 11/1/2025                                245,592            272,263
                                                                             -----------------------------------
                   Total Mortgage-Backed Securities                                62,452,349         62,554,488
                                                                             -----------------------------------

       PAR VALUE   U.S. GOVERNMENT & AGENCY--31.63%                                      COST       MARKET VALUE
----------------------------------------------------------------------------------------------------------------

                   U.S. TREASURIES--28.22%
$      2,300,000   U.S. Treasury Bond, 5.25%, 11/15/2028                     $      2,408,233   $      2,410,688
       4,800,000   U.S. Treasury Bond, 6.00%, 2/15/2026                             5,472,830          5,498,438
         170,000   U.S. Treasury Bond, 6.875%, 8/15/2025                              209,606            214,127
       6,285,000   U.S. Treasury Bond, 7.25%, 5/15/2016                             7,855,039          7,867,054
         110,000   U.S. Treasury Bond, 8.125%, 8/15/2019                              150,823            150,141
      31,595,000   U.S. Treasury Note, 2.50%, 10/31/2006                           31,398,372         31,300,029
      19,100,000   U.S. Treasury Note, 3.50%, 11/15/2009                           19,091,218         19,010,459
         660,000   U.S. Treasury Strip, 0.00%, 8/15/2014                              436,254            432,244
                                                                             -----------------------------------
                                                                                   67,022,375         66,883,180
                                                                             -----------------------------------
                   U.S. AGENCY ISSUES--3.41%
       2,060,000   Fannie Mae, 1.75%, 6/16/2006                                     2,037,926          2,020,030
       2,310,000   Fannie Mae, 7.25%, 1/15/2010                                     2,657,694          2,654,885
       3,405,000   Freddie Mac, 3.75%, 8/3/2007                                     3,404,353          3,409,614
                                                                             -----------------------------------
                                                                                    8,099,973          8,084,529
                                                                             -----------------------------------
                   Total U.S. Government & Agency                                  75,122,348         74,967,709
                                                                             -----------------------------------

       PAR VALUE   ASSET-BACKED FLOATERS**--29.17%                                       COST       MARKET VALUE
----------------------------------------------------------------------------------------------------------------

         560,000   Ameriquest Mortgage Securities, Inc., 2002-AR1 M2,
                    3.7175%, 9/25/2032 *                                              562,082            561,464
         376,152   Argent Securities, Inc., 2004-W3 A1, 2.5275%,
                    2/25/2034 *                                                       376,152            376,143
         590,000   BMW Floorplan Master Owner Trust, 2003-1A A, 2.46%,
                    10/17/2008 +*                                                     590,000            590,504
       1,124,972   Capital Auto Receivables Asset Trust, 2003-3 A1B,
                    2.4525%, 1/16/2006 *                                            1,124,972          1,125,103
       1,462,469   Capital One Auto Finance Trust, 2003-A A3B, 2.5625%,
                    10/15/2007 *                                                    1,463,840          1,463,562
         635,000   Capital One Master Trust, 2002-3 A, 2.4825%, 2/15/2008 *           635,234            634,595
         425,000   Capital One Prime Auto Receivables Trust, 2004-1 A4,
                    2.4725%, 8/17/2009 *                                              425,000            425,581
       2,255,000   Capital One Prime Auto Receivables Trust, 2003-2 A3,
                    2.4825%, 9/17/2007 *                                            2,255,000          2,256,070
          81,967   Centex Home Equity, 2003-A AV1, 2.6975%, 3/25/2033 *                81,967             82,018
         370,000   Chalet Finance PLC, 2A A1, 2.58%, 11/26/2013 +*                    370,000            370,439
       4,715,000   Chase Credit Card Master Trust, 2003-1 A, 2.4525%,
                    4/15/2008 *                                                     4,716,883          4,717,258
       5,200,000   Chase Credit Card Owner Trust, 2002-2 A, 2.4525%,
                    7/16/2007 *                                                     5,201,326          5,200,749
         136,326   Chase Funding Mortgage Loan Asset-Backed Certificates,
                    2004-1 1A1, 2.5275%, 11/25/2018 *                                 136,326            136,327
         216,431   Chase Funding Mortgage Loan Asset-Backed Certificates,
                    2004-1 2A1, 2.5275%, 9/25/2021 *                                  216,431            216,435
         385,000   Chase Funding Mortgage Loan Asset-Backed Certificates,
                    2004-1 2A2, 2.6475%, 12/25/2033 *                                 385,000            385,007
         191,724   Chase Funding Mortgage Loan Asset-Backed Certificates,
                    2002-2 2A1, 2.6675%, 5/25/2032 *                                  191,839            191,757
       1,455,000   Chesapeake Funding LLC, 2003-1 A1, 2.59%, 8/7/2008 *             1,455,000          1,455,645
          97,356   Citifinancial Mortgage Securities, Inc., 2003-4 AF1,
                    2.5875%, 10/25/2033 *                                              97,356             97,368
         965,000   College Loan Corp. Trust, 2003-2 A2, 2.24%, 1/25/2012 *            965,000            967,490
         807,500   Collegiate Funding Services Education Loan Trust I,
                    2003-B A1, 2.64%, 9/30/2013 *                                     807,500            807,468
         131,125   Countrywide Asset-Backed Certificates, 2003-S2 A1,
                    2.5875%, 12/25/2018 *                                             131,125            131,156
          43,081   Countrywide Asset-Backed Certificates, 2003-5 AF1B,
                    2.5975%, 8/25/2022 *                                               43,081             43,083
       1,240,000   Countrywide Asset-Backed Certificates, 2004-S1 A1,
                    2.64%, 12/25/2018 *                                             1,240,000          1,240,000
         265,036   Countrywide Home Loans, Inc., 2003-42 2A1, 2.545%,
                    10/25/2033 *                                                      265,036            264,571
         727,053   Credit-Based Asset Servicing and Securitization CBO
                    Ltd., 9A A1, 2.405%, 4/8/2039 +*                                  727,053            727,053

PAR VALUE          ASSET-BACKED FLOATERS**--29.17% (CONT'D)                              COST       MARKET VALUE
----------------------------------------------------------------------------------------------------------------

$        371,905   Crusade Global Trust, 2004-1 A1, 2.22%, 1/16/2035 *       $        371,905   $        372,068
         775,000   Discover Card Master Trust I, 2000-2 A, 2.5825%,
                    9/18/2007 *                                                       776,115            775,286
       1,000,000   Discover Card Master Trust I, 2000-5 A, 2.5825%,
                    11/15/2007 *                                                    1,001,910          1,000,677
         845,000   Distribution Financial Services Floorplan, 2003-2 A,
                    2.5025%, 4/15/2008 *                                              846,010            846,090
       2,115,000   Education Funding Capital Trust I, 2003-3 A2, 2.59%,
                    12/17/2012 *                                                    2,115,000          2,118,659
         228,971   Equifirst Mortgage Loan Trust, 2004-1 2A1, 2.5175%,
                    1/25/2034 *                                                       228,971            228,937
         127,627   Fannie Mae Grantor Trust, 2002-T5 A1, 2.53688%,
                    5/25/2032 *                                                       127,627            127,809
         796,945   Fannie Mae Grantor Trust, 2003-T3 1A, 2.53688%,
                    6/25/2033 *                                                       796,945            797,274
          26,052   Fannie Mae Whole Loan, 2003-W16 AF1, 2.5075%,
                    11/25/2033 *                                                       26,052             26,054
         523,535   Fannie Mae Whole Loan, 2003-W5 A, 2.5275%, 4/25/2033 *             523,535            523,819
         224,978   Fannie Mae Whole Loan, 2003-W16 AV1, 2.5675%,
                    11/25/2033 *                                                      224,978            224,980
       1,002,263   First Franklin Mortgage Loan Asset Backed Certificates,
                     2004-FFH1 A2, 2.4975%, 3/25/2034 *                             1,002,264          1,002,282
         500,000   First National Master Note Trust, 2003-1 A, 2.5025%,
                    8/15/2008 *                                                       500,000            500,600
       3,515,000   Fleet Credit Card Master Trust II, 2000-D A, 2.5425%,
                    5/15/2008 *                                                     3,520,068          3,519,311
         495,000   Ford Credit Floorplan Master Owner Trust, 2001-2 A,
                    2.5425%, 7/15/2008 *                                              496,083            496,063
          80,333   GMAC Mortgage Corp. Loan Trust, 2003-AR1 A1, 2.57%,
                    10/19/2033 *                                                       80,333             80,267
         237,466   GMAC Mortgage Corp. Loan Trust, 2003-AR2 2A1, 2.60%,
                    12/19/2033 *                                                      237,466            237,367
         768,026   GSAMP Trust, 2004-FM2 A3A, 2.5475%, 1/25/2034 *                    768,026            767,513
         190,160   GSAMP Trust, 2003-AHL A2A, 2.6175%, 10/25/2033 *                   190,160            190,341
         290,523   GSAMP Trust, 2004-FM1 A2A, 2.6475%, 11/25/2033 *                   290,523            290,528
       3,625,000   Household Affinity Credit Card Master Note Trust I,
                    2003-3 A, 2.4625%, 8/15/2008 *                                  3,625,000          3,628,504
         236,619   Indymac Loan Trust, 2003-L1 A1, 2.7975%, 11/25/2008 +*             236,619            236,619
         445,822   Interstar Millennium Trust, 2003-5G A2, 2.32875%,
                    1/20/2036 *                                                       445,823            446,240
         398,912   Interstar Millennium Trust, 2004-2G A, 2.68%,
                    3/14/2036 *                                                       398,912            399,065
         214,712   Long Beach Mortgage Loan Trust, 2004-1 A4, 2.5475%,
                    2/25/2034 *                                                       214,712            214,732
         168,000   MASTR Asset-Backed Securities Trust, 2004-OPT1 A3,
                    2.6775%, 2/25/2034 *                                              168,000            168,003
         390,000   MBNA Master Credit Card Trust USA, 1997-K A, 2.5225%,
                    4/15/2008 *                                                       390,102            390,410
       5,200,000   MBNA Master Credit Card Trust USA, 2000-C A, 2.5625%,
                    7/15/2007 *                                                     5,202,652          5,201,063
         386,265   Medallion Trust, 2004-1G A1, 2.51%, 5/25/2035 *                    386,265            385,963
          22,552   Merit Securities Corp., 11PA 2A3, 2.87%, 9/28/2025 +*               22,480             22,557
         277,311   Merrill Lynch Mortgage Investors, Inc., 2004-CB6 AF1,
                    2.6075%, 7/25/2035 *                                              277,311            277,400
         254,486   Merrill Lynch Mortgage Investors, Inc., 2004-WMC1 A2,
                    2.7175%, 10/25/2034 *                                             254,486            254,277
          82,228   Merrill Lynch Mortgage Investors, Inc., 2003-WMC1 A2,
                    2.7775%, 11/25/2033 *                                              82,228             82,319
         259,272   Morgan Stanley ABS Capital I, 2004-HE2 A3, 2.5475%,
                    3/25/2034 *                                                       259,272            259,266
         139,704   Morgan Stanley ABS Capital I, 2004-HE1 A3, 2.5775%,
                    1/25/2034 *                                                       139,704            139,723
          95,404   Morgan Stanley ABS Capital I, 2003-NC10 A2, 2.6175%,
                    10/25/2033 *                                                       95,404             95,473
         520,000   Mound Financing PLC, 2A A2, 2.41%, 11/8/2007 +*                    520,583            519,322
         539,863   MSDWCC Heloc Trust, 2003-2 A, 2.6775%, 4/25/2016 *                 539,863            539,976
         260,000   Navistar Financial Corp. Owner Trust, 2003-B A3,
                    2.6025%, 4/15/2008 *                                              260,000            260,587
         545,000   Nissan Auto Lease Trust, 2003-A A3A, 2.5425%, 6/15/2009 *          545,000            545,494
       1,250,000   Nissan Master Owner Trust Receivables, 2003-A A1,
                    2.4625%, 9/15/2008 *                                            1,250,000          1,251,270
         582,254   NPF XII, Inc., 2002-1A A, 2.39%, 5/2/2005 +*@                      581,910             40,758
          82,765   Option One Mortgage Loan Trust, 2002-2 A, 2.6875%,
                    6/25/2032 *                                                        82,815             82,834
          96,250   Option One Mortgage Loan Trust, 2001-4 A, 2.7175%,
                    1/25/2032 *                                                        96,366             96,321
         264,116   Option One Mortgage Loan Trust, 2003-1 A2, 2.8375%,
                    2/25/2033 *                                                       264,116            264,800
          94,154   Option One Mortgage Securities Corp. NIM Trust, 2003-6A,
                     2.6375%, 10/26/2010 +*                                            94,154             94,095
         243,623   Paragon Mortgages PLC, 7A A1A, 2.50%, 5/15/2034 +*                 243,623            243,471

       PAR VALUE   ASSET-BACKED FLOATERS**--29.17% (CONT'D)                              COST       MARKET VALUE
----------------------------------------------------------------------------------------------------------------

$        600,000   Permanent Financing PLC, 4 2A, 2.53%, 3/10/2009 *         $        600,000   $        600,097
         500,000   Permanent Financing PLC, 3 2A, 2.57%, 9/10/2010 *                  500,000            500,154
         360,888   Residential Asset Mortgage Products, Inc.,
                    2004-RS6 AI1, 2.5675%, 8/25/2022 *                                360,888            360,935
         606,139   Residential Asset Mortgage Products, Inc., 2004-RS8 AI1,
                    2.5975%, 12/25/2023 *                                             606,139            606,324
         219,607   Residential Asset Mortgage Products, Inc., 2003-RS2 AII,
                    2.7575%, 3/25/2033 *                                              219,607            219,825
         749,185   Residential Asset Mortgage Products, Inc., 2003-RS3 AII,
                    2.7775%, 4/25/2033 *                                              750,232            749,839
         125,541   Residential Asset Mortgage Products, Inc., 2002-RS5 AII,
                    2.7875%, 9/25/2032 *                                              125,541            125,787
         195,217   Residential Asset Mortgage Products, Inc., 2003-RS1 AII,
                    2.8075%, 2/25/2033 *                                              195,217            195,552
          62,792   Residential Asset Securities Corp., 2003-KS9 AI1,
                    2.5775%, 2/25/2021 *                                               62,792             62,804
         145,329   Residential Asset Securities Corp., 2002-KS3 A1B,
                    2.6675%, 5/25/2032 *                                              145,443            145,399
         120,787   Residential Asset Securities Corp., 2003-KS1 A2, 2.7875%,
                    1/25/2033 *                                                       120,787            120,993
         346,389   Saxon Asset Securities Trust, 2004-1 A, 2.6875%,
                    3/25/2035 *                                                       346,389            346,029
         190,205   Saxon Asset Securities Trust, 2003-1 AV1, 2.7275%,
                    6/25/2033 *                                                       190,205            190,526
         410,000   Saxon Asset Securities Trust, 2002-1 M1, 3.0675%,
                    1/25/2032 *                                                       411,833            411,263
         185,302   Securitized Asset Backed Receivables LLC Trust, 2004-OP1
                    A2, 2.6675%, 2/25/2034 *                                          185,302            185,306
         210,000   SLM Student Loan Trust, 2004-9 A1, 1.9699%, 10/26/2009 *           209,904            209,903
         511,080   SLM Student Loan Trust, 2003-8 A2, 2.53%, 6/15/2011 *              511,152            511,157
         486,118   SLM Student Loan Trust, 2004-A A1, 2.55%, 3/15/2017 *              486,118            486,433
         253,423   Specialty Underwriting & Residential Finance,
                    2004-BC2 A2, 2.6875%, 5/25/2035 *                                 253,423            253,257
         108,829   Specialty Underwriting & Residential Finance, 2003-BC1 A,
                    2.7575%, 1/25/2034 *                                              108,830            108,798
         182,141   Structured Asset Securities Corp., 2003-BC1 A, 2.9175%,
                    5/25/2032 *                                                       182,141            182,555
       2,900,000   Superior Wholesale Inventory Financing, 2004-A9  A,
                    2.4525%, 5/15/2009 *                                            2,902,121          2,902,705
         448,081   Wachovia Asset Securitization, Inc., 2003-HE3 A, 2.6675%,
                    11/25/2033 *                                                      448,081            447,055
       2,635,000   Wachovia Credit Card Master Trust, 2000-1 A, 2.5525%,
                    12/17/2007 *                                                    2,639,748          2,637,279
       1,005,000   William Street Funding Corp., 2003-1 A, 2.40%,
                    4/23/2006 +*                                                    1,005,426          1,005,808
         845,000   World Omni Master Owner Trust, 2004-1 A, 2.4725%,
                    12/15/2008 *                                                      845,000            846,144
                                                                             -----------------------------------
                   Total Asset-Backed Floaters **                                  69,676,893         69,145,240
                                                                             -----------------------------------

PRINCIPAL AMOUNT   SHORT TERM INVESTMENTS--6.12%                                         COST       MARKET VALUE
----------------------------------------------------------------------------------------------------------------

                   U.S. TREASURIES--5.48%
$     13,000,000   U.S. Treasury Bill, 2.03%, 1/6/2005 *                     $     12,996,335   $     12,996,335
                                                                             -----------------------------------

       1,512,054   REPURCHASE AGREEMENT--0.64%
                   State Street Bank and Trust Co., 1.45%, dated 12/31/2004,
                   due 1/3/2005, repurchase price $1,512,237
                   (collateralized by U.S. Treasury Bond, 7.25%, 5/15/2016)         1,512,054          1,512,054
                                                                             -----------------------------------
                   Total Short Term Investments                                    14,508,389         14,508,389
                                                                             -----------------------------------
                   Total Investments-125.26%                                 $    296,374,681        296,909,347
                                                                             ================
                   Liabilities less Other Assets-(25.26)%                                            (59,870,156)
                                                                                                ----------------
                   NET ASSETS-100.00%                                                           $    237,039,191
                                                                                                ================

 + Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.
 ^   When-issued security.
 * Security pledged as collateral for when-issued purchase commitment outstanding as of December 31, 2004.
** Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of December 31, 2004.
 @   Security in default, non-income producing.

NOTES TO SCHEDULES OF INVESTMENTS                  DECEMBER 31, 2004 (UNAUDITED)

NOTE ONE | ORGANIZATION

Ariel Investment Trust (the "Trust") is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Ariel Fund, Ariel Appreciation Fund, Ariel Premier Growth Fund and Ariel Premier Bond Fund (the "Funds") are diversified series of the Trust. The Ariel Premier Bond Fund has two classes of shares: Investor Class and Institutional Class.

NOTE TWO | SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant policies related to investments of the Funds held at December 31, 2004.

INVESTMENT VALUATION - Securities for which market quotations are readily available are valued at the last sale price on the national securities exchange on which such securities are primarily traded and, in the case of securities reported on the Nasdaq system, are valued based on the Nasdaq Official Closing Price. If a closing price is not reported, equity securities for which reliable bid and ask quotations are available are valued at the mean between bid and ask price. Debt securities having a maturity over 60 days are valued using bid quotations, as obtained from a pricing source or one or more market makers for such securities. Short-term securities having a maturity of 60 days or less are valued at amortized cost which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

REPURCHASE AGREEMENTS - The Funds may enter into repurchase agreements with recognized financial institutions and in all instances hold underlying securities as collateral with a value at least equal to the total repurchase price such financial institutions have agreed to pay.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis.

The Ariel Premier Bond Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time (a "forward commitment" or "when-issued" transaction), so long as such transactions are consistent with the Ariel Premier Bond Fund's ability to manage its investment portfolio and meet redemption requests. When effecting such transactions, liquid assets of the Ariel Premier Bond Fund in a dollar amount sufficient to make payment for the securities to be purchased will be designated on the Ariel Premier Bond Fund's records at the trade date and maintained until the transaction is settled. Forward commitments and when-issued transactions involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction. At December 31, 2004, the Ariel Premier Bond Fund had $61,238,338 in purchase commitments outstanding (26% of net assets) for such securities, with a corresponding amount of assets designated.

NOTE THREE | TRANSACTIONS WITH AFFILIATED COMPANIES

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined in the 1940 Act. The Ariel Fund had the following transactions during the period ended December 31, 2004 with affiliated companies.

                                                           SHARE ACTIVITY
                                   --------------------------------------------------------------
                                         BALANCE                                     BALANCE             VALUE AT
SECURITY NAME                      SEPTEMBER 30, 2004  PURCHASES    SALES       DECEMBER 31, 2004    DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------
Anixter International Inc.              2,510,450              -      -             2,510,450         $   90,351,095
Bob Evans Farms, Inc.                   2,208,808              -      -             2,208,808             57,738,241
Horace Mann Educators Corp.             3,386,175              -      -             3,386,175             64,608,219
IDEX Corp.                              3,458,450              -      -             3,458,450            140,067,225
Invacare Corp.                          2,375,975         20,500      -             2,396,475            110,860,934
Jones Lang LaSalle Inc.                 2,445,400        209,800      -             2,655,200             99,331,032
Valassis Communications, Inc.           3,220,350              -      -             3,220,350            112,744,454
                                                                                                     ---------------
                                                                                                      $  675,701,200
                                                                                                     ===============

Horace Mann and its affiliates distribute fund shares on terms comparable to other distributors and receive shareholder service fees from Ariel Fund and 12b-1 fees from Ariel Distributors, Inc., the Funds' distributor and principal underwriter.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's certifying officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective based on their evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this document.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act), or in other factors that could significantly affect this control, that occurred during the registrant's last fiscal quarter, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

(a) Exhibit 99.Cert. - Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a))

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ariel Investment Trust

By:     /s/ Mellody L. Hobson
   ---------------------------------------------------------
        Mellody L. Hobson
        President and Principal Executive Officer

Date:   February 22, 2005
     -------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Mellody L. Hobson
   ---------------------------------------------------------
        Mellody L. Hobson
        President and Principal Executive Officer


Date:   February 22, 2005
     -------------------------------------------------------


By:     /s/ James W. Atkinson
   ---------------------------------------------------------
        James W. Atkinson
        Executive Vice President and Principal Financial Officer

Date:   February 22, 2005
     -------------------------------------------------------